License Agreements - 2023 Lilly License (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 26, 2023 USD ($) $ / shares shares	Apr. 24, 2023 shares	Dec. 08, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) payment shares	Dec. 31, 2022 USD ($) shares
License Agreements
Value of issued call right				$ 1,541,000	$ 1,541,000
Noncontrolling interest balance				1,541,000	1,541,000	$ 0
ZB17 LLC
License Agreements
Upfront cash payment	$ 5,800,000
Issuance of ordinary shares to settle research and development license consideration liability | shares	1,000,000
Fair value per share | $ / shares	$ 7.84
Amount payable upon receipt of certain know-how, data, information and materials	$ 5,000,000.0
Stone Peach Properties, LLC | Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option
License Agreements
Percentage of the call options exercised		50.00%
Stone Peach Properties, LLC | Class A Ordinary shares
License Agreements
Number of Shares Issued on Exercise of Call Option | shares		2,000,000
License agreement with Lilly
License Agreements
Upfront cash payment			$ 7,000,000.0
Issuance of ordinary shares to settle research and development license consideration liability | shares						550,000
Maximum amount of development and regulatory milestone payments						$ 155,000,000.0
Maximum amount of sales milestone payments						$ 440,000,000.0
Contingent payments due				0	$ 0
License agreement with Lilly | BAFFX17, Ltd
License Agreements
Number of development and regulatory milestone payments | payment					4
Maximum amount of development and regulatory milestone payments				155,000,000.0	$ 155,000,000.0
Maximum amount of sales milestone payments				440,000,000	$ 440,000,000
Period for payment of milestone payment					12 years
Percentage of royalty fee					3.00%
License agreement with Lilly | Accounts Payable and Accrued Liabilities | BAFFX17, Ltd
License Agreements
One-time milestone payment on achievement of conditions				5,000,000.0	$ 5,000,000.0
Minimum value of closing of an issuance of equity for milestone payment				$ 100,000,000.0	100,000,000.0
Minimum net proceeds from sale of assets for one-time milestone payment					$ 100,000,000.0
Minimum fully diluted shares outstanding for milestone payment | shares				52,500,000	52,500,000
Fully diluted shares exceeded the minimum limit for milestone payment | shares				52,500,000	52,500,000
License agreement with Lilly | Stone Peach Properties, LLC
License Agreements
One-time milestone payment on achievement of conditions				$ 25,000,000	$ 25,000,000
Percentage of royalty fee					2.00%
One-time milestone payment				4,500,000	$ 4,500,000
Contingent payments due				0	$ 0
License agreement with Lilly | Stone Peach Properties, LLC | ZB17 LLC
License Agreements
Issued call right to purchase, percentage of fully-diluted equity					4.99%
Value of issued call right					$ 1,000,000.0
Expiry term from the date of regulatory approval milestone					1 year
Fair value of call right at grant date					$ 1,500,000
Annual amount of payment					$ 600,000
Percentage of annual increase in payment					10.00%
License agreement with Lilly | Stone Peach Properties, LLC | Research and development | ZB17 LLC
License Agreements
Annual amount of payment				$ 600,000	$ 600,000